Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
29.	SUBSEQUENT EVENTS

In January 2014, the Group entered into a Share Purchase Agreement with the third parties to acquire 100% equity interest of a game platform operating company with total consideration $67.4 million.